United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/17

Date of Reporting Period: Quarter ended 07/31/16

Item 1. Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.5%
		Basic Industry - Chemicals—1.3%
$580,000		Albemarle Corp., 4.15%, 12/1/2024	$631,116
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	366,897
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,300,524
490,000		RPM International, Inc., 6.50%, 2/15/2018	524,313
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	105,954
375,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	386,500
		TOTAL	3,315,304
		Basic Industry - Metals & Mining—2.3%
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	383,344
500,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	544,375
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	237,017
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	830,180
580,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	587,076
440,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	453,698
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,247,324
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	151,434
1,200,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,319,686
		TOTAL	5,754,134
		Basic Industry - Paper—0.8%
150,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	162,340
684,000		Weyerhaeuser Co., Sr. Unsecd. Note, 6.95%, 8/1/2017	717,633
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	864,954
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	240,986
		TOTAL	1,985,913
		Capital Goods - Aerospace & Defense—1.3%
270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	277,994
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	300,539
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	433,763
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	861,688
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	280,889
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	286,394
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	603,250
55,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	59,557
		TOTAL	3,104,074
		Capital Goods - Building Materials—0.7%
500,000		Masco Corp., Sr. Secd. Note, 3.50%, 4/1/2021	521,890
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	342,375
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	729,687
		TOTAL	1,593,952
		Capital Goods - Construction Machinery—0.4%
780,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	857,069
		Capital Goods - Diversified Manufacturing—2.7%
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	329,150
888,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	1,030,510
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	505,380

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$650,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	$749,648
1,680,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,811,791
705,000		Roper Technologies, Inc., 2.05%, 10/1/2018	713,641
577,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	599,424
395,000		Valmont Industries, Inc., 5.25%, 10/1/2054	376,212
377,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	430,029
		TOTAL	6,545,785
		Communications - Cable & Satellite—1.9%
700,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 3.579%, 7/23/2020	737,477
600,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 4.908%, 7/23/2025	663,904
570,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	584,561
600,000		Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	600,351
490,000		Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	514,786
750,000		Comcast Corp., Sr. Unsecd. Note, 5.875%, 2/15/2018	806,078
570,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	601,202
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	217,329
		TOTAL	4,725,688
		Communications - Media & Entertainment—2.9%
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	33,084
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	305,162
815,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	867,052
1,000,000		CBS Corp., 3.70%, 8/15/2024	1,059,937
150,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	162,449
390,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	397,377
500,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	504,143
277,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	294,926
750,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	806,393
500,000		S&P Global, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	523,151
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	491,805
600,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	617,378
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	1,020,419
		TOTAL	7,083,276
		Communications - Telecom Wireless—0.8%
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	575,019
680,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	715,671
580,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	629,461
		TOTAL	1,920,151
		Communications - Telecom Wirelines—2.1%
600,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	615,109
700,000		AT&T, Inc., Sr. Unsecd. Note, 4.45%, 4/1/2024	776,149
370,000		AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	419,183
200,000		AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	226,242
660,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	704,550
680,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	698,097
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	290,876
570,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	578,724
830,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	974,768
		TOTAL	5,283,698

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—4.4%
$500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	$504,143
1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	1,008,821
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	529,230
350,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.021%, 5/3/2019	353,295
400,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	404,863
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 3/12/2019	508,712
1,125,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 3/18/2021	1,175,231
750,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	819,853
700,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	724,374
950,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	955,748
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.30%, 7/13/2025	314,648
440,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	449,919
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	512,291
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	151,188
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	817,118
1,500,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,551,654
		TOTAL	10,781,088
		Consumer Cyclical - Leisure—0.7%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,773,082
		Consumer Cyclical - Lodging—0.4%
900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	988,875
		Consumer Cyclical - Retailers—2.6%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	761,573
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	323,680
210,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	215,063
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	139,359
610,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	614,316
85,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	88,841
250,635	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	273,368
500,000		CVS Health Corp., Sr. Unsecd. Note, 1.90%, 7/20/2018	507,591
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	512,811
1,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,047,142
380,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	423,882
210,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	233,219
500,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	557,044
110,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	118,064
200,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	204,104
500,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	502,802
		TOTAL	6,522,859
		Consumer Cyclical - Services—1.6%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,689,898
250,000		Expedia, Inc., 4.50%, 8/15/2024	265,099
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	562,747
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	301,196
		TOTAL	3,818,940
		Consumer Non-Cyclical - Food/Beverage—4.9%
1,500,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	1,556,079
350,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	375,674
210,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	211,141

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	$1,023,374
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	530,130
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	820,899
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,105,687
500,000		Kraft Foods Group, Inc., Sr. Unsecd. Note, 3.50%, 6/6/2022	539,351
525,000	[1,2]	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series 144A, 2.80%, 7/2/2020	549,070
525,000	[1,2]	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	579,238
850,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	895,540
540,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	548,142
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	442,002
1,000,000		PepsiCo, Inc., 2.75%, 4/30/2025	1,052,658
600,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.125%, 11/1/2020	642,544
850,000		Tyson Foods, Inc., 3.95%, 8/15/2024	928,171
240,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	267,066
		TOTAL	12,066,766
		Consumer Non-Cyclical - Health Care—1.7%
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	446,439
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	597,653
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	766,625
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	272,552
280,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	325,753
220,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	226,864
340,000		Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	346,078
250,000		Stryker Corp., Sr. Unsecd. Note, 3.50%, 3/15/2026	268,807
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	511,168
385,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	405,381
		TOTAL	4,167,320
		Consumer Non-Cyclical - Pharmaceuticals—1.9%
525,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	539,470
310,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	329,457
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,393,174
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	188,542
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	520,380
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	369,687
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	604,194
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	614,438
		TOTAL	4,559,342
		Consumer Non-Cyclical - Products—0.4%
445,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	462,135
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	262,609
300,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	328,353
		TOTAL	1,053,097
		Consumer Non-Cyclical - Supermarkets—0.2%
500,000		Kroger Co., Sr. Unsecd. Note, 2.60%, 2/1/2021	519,792
		Consumer Non-Cyclical - Tobacco—0.3%
320,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	362,445
270,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	343,706
		TOTAL	706,151

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—0.7%
$600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	$587,700
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	242,387
445,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	439,694
525,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	477,449
		TOTAL	1,747,230
		Energy - Integrated—1.7%
261,000		BP Capital Markets PLC, 1.375%, 5/10/2018	261,732
380,000		BP Capital Markets PLC, 3.119%, 5/4/2026	388,391
590,000		BP Capital Markets PLC, Unsecd. Note, 1.676%, 5/3/2019	596,077
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	730,782
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	1,109,900
620,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	624,054
400,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	408,562
		TOTAL	4,119,498
		Energy - Midstream—2.1%
400,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	416,860
210,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	227,000
265,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	260,262
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	666,846
500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	532,763
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	211,252
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	416,792
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	654,704
705,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	707,060
750,000		Williams Partners LP, 5.25%, 3/15/2020	791,066
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	341,727
		TOTAL	5,226,332
		Energy - Oil Field Services—0.3%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	94,217
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	315,015
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	327,117
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	38,225
		TOTAL	774,574
		Energy - Refining—0.7%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	334,667
250,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	275,198
1,000,000		Valero Energy Corp., 9.375%, 3/15/2019	1,189,073
		TOTAL	1,798,938
		Financial Institution - Banking—21.2%
550,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	552,648
1,100,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	1,138,738
715,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	745,017
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	665,566
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,539,286
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,007,049
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	1,043,969
500,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 4/19/2026	523,189
1,800,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	2,027,363
500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	517,590

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	$823,498
650,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	701,581
430,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	433,860
750,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	775,968
190,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	198,546
450,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	460,388
500,000		Citigroup, Inc., 4.125%, 7/25/2028	511,293
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.70%, 3/30/2021	1,021,155
2,860,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	3,166,357
1,230,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,287,726
635,000		Comerica, Inc., 3.80%, 7/22/2026	667,424
1,099,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	1,095,501
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	241,788
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	751,928
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	762,832
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	265,011
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	2,792,145
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	529,463
1,000,000		HSBC Bank USA, N.A., Sub., 4.875%, 8/24/2020	1,087,037
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	504,662
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	479,997
240,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	243,564
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.95%, 10/1/2026	505,702
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	544,468
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.35%, 8/15/2021	552,149
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,126,172
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	511,832
1,500,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	1,583,811
1,200,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,225,148
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,144,729
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	614,119
750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	794,122
1,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,870,310
400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	425,031
750,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	835,423
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,957,252
500,000		PNC Bank, N.A., Sub., Series BKNT, 2.70%, 11/1/2022	511,295
1,296,311	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	617,654
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	920,871
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	814,112
220,000		SunTrust Bank, Sub., 3.30%, 5/15/2026	228,691
190,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	198,586
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	440,585
1,500,000		Wells Fargo & Co., 2.125%, 4/22/2019	1,533,865
1,000,000		Wells Fargo & Co., Series MTN, 4.10%, 6/3/2026	1,085,055
250,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.50%, 3/4/2021	256,766
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	515,432
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,979,842
		TOTAL	52,355,161

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—3.4%
$750,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	$793,392
990,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,110,392
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	430,226
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	108,825
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,255,011
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	880,727
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	237,613
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	519,996
750,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	862,690
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	935,509
650,000		Stifel Financial Corp., 4.25%, 7/18/2024	665,815
150,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	152,711
465,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	477,595
		TOTAL	8,430,502
		Financial Institution - Finance Companies—2.9%
720,000		AerCap Ireland Capital Ltd /AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	754,819
937,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,096,212
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	415,603
2,644,000		GE Capital International Funding Co., 2.342%, 11/15/2020	2,744,321
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	568,353
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	518,882
950,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,055,910
		TOTAL	7,154,100
		Financial Institution - Insurance - Health—0.8%
500,000		Aetna, Inc., Sr. Unsecd. Note, 2.40%, 6/15/2021	510,489
500,000		Aetna, Inc., Sr. Unsecd. Note, 3.20%, 6/15/2026	513,850
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	262,038
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	451,288
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	231,009
		TOTAL	1,968,674
		Financial Institution - Insurance - Life—3.7%
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	721,695
700,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	825,469
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,234,371
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	259,957
790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,267,431
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	448,700
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	503,536
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	839,573
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	281,543
320,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	332,549
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	324,628
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	544,451
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,445,829
		TOTAL	9,029,732
		Financial Institution - Insurance - P&C—1.7%
250,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	258,354
200,000		ACE INA Holdings, Inc., 3.35%, 5/3/2026	216,084
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	324,659

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	$207,189
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	468,499
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	246,398
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	289,398
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,088,359
		TOTAL	4,098,940
		Financial Institution - REIT - Apartment—0.6%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	682,961
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	510,898
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	299,409
		TOTAL	1,493,268
		Financial Institution - REIT - Healthcare—0.6%
600,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	633,749
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	830,827
		TOTAL	1,464,576
		Financial Institution - REIT - Office—1.0%
250,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	252,581
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	626,778
500,000		Boston Properties LP, Sr. Unsecd. Note, 3.65%, 2/1/2026	541,575
1,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.70%, 11/15/2018	1,046,364
		TOTAL	2,467,298
		Financial Institution - REIT - Other—1.1%
700,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	721,569
490,000		Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	508,977
500,000		Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	546,349
500,000		ProLogis LP, Sr. Unsecd. Note, 2.75%, 2/15/2019	514,370
500,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	531,115
		TOTAL	2,822,380
		Financial Institution - REIT - Retail—1.6%
650,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	667,663
646,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	674,056
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	105,457
500,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	552,075
505,000		Regency Centers LP, Sr. Unsecd. Note, 6.00%, 6/15/2020	575,337
1,000,000		Simon Property Group LP, Sr. Unsecd. Note, 2.75%, 2/1/2023	1,038,481
300,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	342,275
		TOTAL	3,955,344
		Municipal Services—0.7%
554,707	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	631,068
925,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,146,075
		TOTAL	1,777,143
		Sovereign—0.7%
825,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	921,839
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	917,059
		TOTAL	1,838,898
		Technology—6.4%
545,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	580,078
1,500,000		Apple, Inc., Sr. Unsecd. Note, 2.25%, 2/23/2021	1,551,975
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	344,386

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,000,000		Apple, Inc., Sr. Unsecd. Note, 3.25%, 2/23/2026	$1,071,384
250,000		Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	256,250
650,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	671,183
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	373,280
250,000		BMC Software, Inc., 7.25%, 6/1/2018	238,750
1,000,000		Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	1,034,004
200,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	209,304
480,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	515,919
410,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	415,577
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,257,378
145,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	153,485
300,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.85%, 10/5/2018	307,255
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	967,568
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	261,209
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	559,695
500,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	519,263
350,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	352,729
200,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	204,969
1,500,000		Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	1,508,163
500,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	526,224
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	321,707
345,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	366,637
250,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	278,570
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	376,062
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	587,045
		TOTAL	15,810,049
		Transportation - Airlines—0.2%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	563,793
		Transportation - Railroads—0.9%
255,463		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	279,660
525,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	540,559
1,400,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	1,443,601
		TOTAL	2,263,820
		Transportation - Services—1.3%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	882,992
420,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	521,199
750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	759,122
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	253,626
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	155,781
500,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	508,860
		TOTAL	3,081,580
		Utility - Electric—4.9%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	338,590
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	437,349
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	402,560
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	399,791
210,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	213,575
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	983,500
180,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 2.70%, 6/15/2021	184,537

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,125,000		Enersis S.A., Note, 7.40%, 12/1/2016	$1,144,513
360,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	371,969
1,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	1,073,692
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	275,261
113,273	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	117,007
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,629,062
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	959,514
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	503,508
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	124,779
580,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	632,819
530,000		Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	536,797
250,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	262,751
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	909,319
550,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	601,723
		TOTAL	12,102,616
		Utility - Natural Gas—1.0%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	234,440
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	399,680
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	797,501
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	835,813
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	306,363
		TOTAL	2,573,797
		TOTAL CORPORATE BONDS (IDENTIFIED COST $225,105,328)	238,044,599
		FOREIGN GOVERNMENTS/AGENCIES—0.9%
		Sovereign—0.9%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	343,200
750,000		Mexico, Government of, Note, 5.625%, 1/15/2017	764,625
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,098,900
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,055,472)	2,206,725
		U.S. TREASURIES—0.8%
1,800,000		United States Treasury Note, 1.375%, 1/31/2021	1,829,640
250,000		United States Treasury Note, 2.25%, 11/15/2025	267,434
		TOTAL U.S. TREASURIES (IDENTIFIED COST $2,069,582)	2,097,074
		INVESTMENT COMPANY—1.2%
2,984,678	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[5] (AT NET ASSET VALUE)	2,984,678
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $232,215,060)[6]	245,333,076
		OTHER ASSETS AND LIABILITIES - NET—0.6%[7]	1,437,316
		TOTAL NET ASSETS—100%	$246,770,392

At July 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 5-Year Long Futures	50	$6,100,781	September 2016	$104,825
8U.S. Treasury Note 10-Year Long Futures	95	$12,639,453	September 2016	$173,209
8U.S. Treasury Long Bond Short Futures	60	$10,466,250	September 2016	$(681,712)
8U.S. Treasury Ultra Bond Short Futures	36	$6,859,125	September 2016	$(592,685)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(996,363)
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,006,816 and $16,611,469, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $44,161,777, which represented 17.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $40,325,212, which represented 16.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,773,082
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,247,754	$617,654
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$1,445,829
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
Transactions involving the affiliated holding during the period ended July 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2016	6,250,976
Purchases/Additions	17,760,454
Sales/Reductions	(21,026,752)
Balance of Shares Held 7/31/2016	2,984,678
Value	$2,984,678
Dividend Income	$4,783
5	7-day net yield.
6	At July 31, 2016, the cost of investments for federal tax purposes was $232,215,060. The net unrealized appreciation of investments for federal tax purposes any unrealized depreciation resulting from futures contracts was $13,118,016. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,326,507 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,208,491.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in principally foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Board has ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$237,426,945	$617,654	$238,044,599
Foreign Governments/Agencies	—	2,206,725	—	2,206,725
U.S. Treasuries	—	2,097,074	—	2,097,074
Investment Company	2,984,678	—	—	2,984,678
TOTAL SECURITIES	$2,984,678	$241,730,744	$617,654	$245,333,076
Other Financial Instruments[1]
Assets	$278,034	$—	$—	$278,034
Liabilities	(1,274,397)	—	—	(1,274,397)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(996,363)	$—	$—	$(996,363)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
LLC	—Limited Liability Corporation
LP	—Limited Partnership
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
SA	—Support Agreement
13
Federated Short-Term Income Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$473,029	[1]	FHLMC ARM 780443, 2.572%, 3/01/2033	$495,502
11,355	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	12,149
5,543	[1]	FHLMC ARM 420196, 5.325%, 11/01/2030	5,945
6,458	[1]	FHLMC ARM 390260, 2.072%, 10/01/2030	6,522
4,796	[1]	FHLMC ARM 606116, 2.353%, 9/01/2019	4,833
4,539	[1]	FHLMC ARM 785167, 2.250%, 12/01/2018	4,560
		TOTAL	529,511
		Federal National Mortgage Association—0.2%
8,535	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	8,969
205,788	[1]	FNMA ARM 544852, 2.512%, 4/01/2028	212,400
270,844	[1]	FNMA ARM 544843, 2.516%, 10/01/2027	279,351
328,754	[1]	FNMA ARM 544884, 2.492%, 5/01/2034	341,182
522,817	[1]	FNMA ARM 556379, 1.867%, 5/01/2040	529,964
159,761	[1]	FNMA ARM 556388, 1.867%, 5/01/2040	161,959
740,308	[1]	FNMA ARM 618128, 1.940%, 8/01/2033	753,206
		TOTAL	2,287,031
		Government National Mortgage Association—0.0%
7,303	[1]	GNMA ARM 8902, 2.000%, 30 Year, 1/20/2022	7,412
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,780,047)	2,823,954
		ASSET-BACKED SECURITIES—39.4%
		Auto Receivables—15.8%
2,627,994	[1]	Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	2,628,188
2,590,137		AmeriCredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	2,593,648
11,570,556		AmeriCredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	11,576,720
3,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,024,063
2,000,000	[1]	AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	2,050,844
556,175	[2,3]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	555,551
2,500,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	2,509,182
5,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	5,000,946
508,300	[1]	California Republic Auto Receivables Trust 2015-2, Class A2, 0.83%, 2/15/2018	508,217
3,000,000	[1]	California Republic Auto Receivables Trust 2016-2, Class B, 2.52%, 5/16/2022	3,021,040
2,000,000	[1]	California Republic Auto Receivables Trust 2016-2, Class C, 3.51%, 3/15/2023	2,013,842
3,780,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.470%, 1/7/2025	3,780,846
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 2.270%, 1/7/2025	2,501,924
2,041,195	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class A, 0.890%, 3/7/2026	2,034,897
2,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class B, 1.265%, 3/7/2026	1,982,091
1,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class C, 1.665%, 3/7/2026	972,640
1,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class D, 2.015%, 3/7/2026	1,498,591
7,815,012	[1,2,3]	Chesapeake Funding LLC 2015-1A, Class A, 0.970%, 2/7/2027	7,791,258
5,000,000	[1,2,3]	Chesapeake Funding LLC 2016 1A, Class A2, 1.583%, 3/15/2028	5,020,841
447,036	[2,3]	Drive Auto Receivables Trust 2015-BA, Class A3, 1.30%, 6/15/2018	447,029
2,500,000	[1,2,3]	Drive Auto Receivables Trust 2016-AA, Class A3, 2.11%, 5/15/2019	2,506,707
9,000,000	[2,3]	Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	9,104,955
2,700,000	[2,3]	Enterprise Fleet Financing LLC 20016-1 A2, Class A2, 1.83%, 9/20/2021	2,694,640
1

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,142,882	[1,2,3]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	$2,134,228
1,500,000	[1,2,3]	Enterprise Fleet Financing LLC 2016-2, Class A2, 1.740%, 2/22/2022	1,499,111
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	3,990,401
4,000,000	[1]	Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	4,049,353
5,000,000	[1]	Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	4,994,550
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,501,488
5,000,000	[1]	GM Financial Automobile Leasing Trust 2015-3, Class A3, 1.69%, 3/20/2019	5,039,255
6,150,000	[1]	GM Financial Automobile Leasing Trust 2016-2, Class A4, 1.76%, 3/20/2020	6,175,253
9,025,000	[1,2,3]	General Motors 2016-1, Class C, 2.85%, 5/17/2021	9,087,706
1,500,000	[1]	Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,507,805
3,504,000	[2,3]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	3,501,858
4,960,000	[1,2,3]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	4,996,093
2,000,000	[2,3]	Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	2,015,109
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,502,074
4,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 1.181%, 5/17/2021	4,007,180
262,667	[1,2,3]	Motor PLC 2014-1A, Class A1, 0.968%, 8/25/2021	262,645
5,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	4,988,734
1,942,857	[1,2,3]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A2, 2.74%, 4/15/2021	1,950,612
4,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	4,001,628
438,460	[1]	SMART ABS Series 2012-4US Trust, Class A4B, 1.179%, 8/14/2018	438,078
925,525	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	926,188
3,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,025,551
2,371,822		Santander Drive Auto Receivables Trust 2014-1, Class B, 1.59%, 10/15/2018	2,373,229
1,000,000	[1]	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,022,611
4,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	3,995,477
2,600,000	[1]	Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	2,616,416
4,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	4,004,640
		TOTAL	166,425,933
		Credit Card—13.4%
9,000,000	[1]	American Express Credit Account Master Trust 2013-1, Class B, 1.181%, 2/16/2021	9,038,066
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 0.981%, 12/15/2021	4,982,229
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 1.181%, 2/15/2019	11,489,030
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 0.861%, 6/15/2021	8,012,757
5,000,000	[1]	Bank of America Credit Card Trust 2016-A1, Class A, 0.871%, 10/15/2021	5,006,940
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 1.111%, 2/15/2024	8,041,233
4,000,000	[1,2,3]	Cards II Trust, Class A, 1.001%, 7/15/2020	3,995,762
7,000,000	[1,2,3]	Cards II Trust, Class A, 1.207%, 7/15/2021	7,002,779
10,000,000	[1]	Chase Issuance Trust 2007-C1, Class C1, 0.941%, 4/15/2019	9,979,431
3,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	3,153,914
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.768%, 5/26/2020	4,303,192
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 0.931%, 4/15/2021	9,027,809
5,000,000		Discover Card Execution Note Trust 2015-A3, Class A, 1.45%, 3/15/2021	5,030,809
3,500,000	[1]	Discover Card Execution Note Trust 2016 - A1, Class A1, 1.64%, 7/15/2021	3,524,854
6,000,000	[1]	DryRock Issuance Trust 2014-1, Class A, 0.841%, 12/16/2019	6,000,382
9,000,000	[1,2,3]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.201%, 4/15/2020	9,018,316
7,000,000	[1,2,3]	Golden Credit Card Trust 2013-2A, Class A, 0.911%, 9/15/2018	7,000,048
8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 0.931%, 3/15/2021	7,931,563
3,000,000	[1,2,3]	Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	3,028,150
5,000,000	[1,2,3]	Penarth Master Issuer 2015-1A, Class A1, 0.882%, 3/18/2019	4,988,565
2

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$3,200,000	[1,2,3]	Trillium Credit Card Trust II 2016-1A, Class A, 1.210%, 5/26/2021	$3,200,733
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.281%, 6/17/2019	7,002,450
		TOTAL	140,759,012
		Equipment Lease—3.0%
4,400,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	4,401,228
4,000,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	4,001,645
2,666,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	2,563,678
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	2,992,310
5,000,000	[1,2,3]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	5,025,679
1,750,000	[2,3]	Dell Equipment Finance Trust 2016-1, Class D, 2.88%, 7/22/2022	1,751,590
2,500,000	[2,3]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	2,490,965
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,199,862
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	989,398
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	2,008,006
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,204,822
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,503,220
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,755,790
		TOTAL	31,888,193
		Home Equity Loan—0.4%
1,816,692	[1]	Carrington Mortgage Loan Trust, Class A3, 0.668%, 2/25/2036	1,810,627
13,452	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.961%, 1/15/2028	11,024
21,907	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.748%, 11/25/2036	21,649
2,348,121		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	900,342
120,167	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.508%, 11/25/2034	110,054
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	81,383
44,151	[1,2,3]	Quest Trust 2004 - X1, Class A, 1.148%, 3/25/2034	44,256
1,726,356	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,726,432
		TOTAL	4,705,767
		Other—6.5%
234,561	[1,2,3]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.730%, 5/10/2032	233,377
1,543,972	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.515%, 2/25/2043	1,521,866
5,328,947	[1,2,4]	Carlyle Global Market Strategies, Class A, 2.528%, 10/15/2021	5,222,368
2,165,752	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.168%, 10/25/2035	2,108,219
3,919,603	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.565%, 10/25/2025	3,912,861
703,565	[1]	Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	703,417
8,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class A, 1.081%, 2/15/2019	7,988,988
5,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class B, 1.431%, 2/15/2019	4,990,819
2,000,000	[1,2,3]	PFS Financing Corp. 2016-A, Class A, 1.681%, 2/18/2020	2,004,860
4,000,000	[1,2,3]	PFS Financing Corp. 2016-A, Class B, 2.231%, 2/18/2020	3,997,988
1,758,018	[1]	SLM Student Loan Trust 2011-2, Class A1, 1.088%, 11/25/2027	1,752,388
245,178	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.881%, 8/15/2025	245,889
55,796	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.581%, 8/15/2023	55,794
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 1.881%, 10/15/2031	11,042,639
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 1.631%, 1/15/2026	4,016,906
3,122,586	[1,2,3]	SMB Private Education Loan Trust 2016-A, Class A1, 1.181%, 5/15/2023	3,126,972
2,000,000	[1,2,3]	SMB Private Education Loan Trust 2016-B, Class A1, 1.13%, 11/15/2023	2,006,840
488,939	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	492,133
1,494,266	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	1,507,049
3,850,000	[2,3]	Sofi Consumer Loan Program Trust 2016-1A, Class A, 3.26%, 8/25/2025	3,897,881
3

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$2,600,000	[2,3]	Sofi Consumer Loan Program Trust 2016-2A, Class A, 3.20%, 10/27/2025	$2,604,155
4,782,002	[2,3]	Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	4,785,803
		TOTAL	68,219,212
		Rate Reduction Bond—0.3%
2,850,107		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	3,163,035
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $416,141,362)	415,161,152
		COLLATERALIZED MORTGAGE OBLIGATIONS—10.2%
		Commercial Mortgage—4.5%
9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc. 2013-DSNY, Class B, 2.18%, 9/15/2026	9,492,633
2,229,941		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	2,228,101
1,291,281		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	1,286,847
2,128,399		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	2,128,117
97,248	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	98,244
2,431,100		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	2,450,418
1,174,689	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	1,220,724
11,417,870	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.131%, 11/15/2045	11,418,569
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.227%, 4/10/2046	4,992,304
2,260,675		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	2,261,901
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.681%, 6/15/2045	4,969,473
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.496%, 7/15/2046	4,784,869
		TOTAL	47,332,200
		Federal Home Loan Mortgage Corporation—0.8%
746		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	771
5,716		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	6,062
19,843		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	22,454
121		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	121
44,144	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.831%, 2/15/2018	44,198
60,704		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	62,402
64,593		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	67,716
62,073		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	67,448
1,232,016	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.781%, 2/15/2036	1,228,315
152,070	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.941%, 2/15/2034	152,577
486,540	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.881%, 7/15/2036	486,361
226,204	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.231%, 7/15/2036	228,712
632,297	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.391%, 7/15/2037	639,151
1,903,641		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	1,917,069
3,445,080	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.870%, 4/25/2020	3,445,079
136,953	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	159,567
		TOTAL	8,528,003
		Federal National Mortgage Association—1.0%
30,254		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	32,667
1,154		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	1,277
22,934		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	25,250
22,908	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	25,360
1,768	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	1,827
7,376		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	8,016
163,855		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	182,750
27		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	28
70,522	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.988%, 9/25/2032	70,963
4

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$18,851		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	$19,857
22,993		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	23,329
352,253	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.918%, 6/25/2036	353,073
1,494,690	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.938%, 7/25/2037	1,497,599
232,147	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.488%, 6/25/2037	237,307
181,878	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.288%, 5/25/2039	183,675
18,913	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.988%, 8/25/2039	18,931
487,881	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.338%, 4/25/2037	495,704
836,969	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 1.028%, 7/25/2037	840,758
1,484,856	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.938%, 3/25/2041	1,485,256
4,491,866	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.888%, 2/25/2042	4,482,831
7,157		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	7,421
31,785		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	34,788
		TOTAL	10,028,667
		Government Agency—0.3%
2,385,387	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	2,368,088
868,472	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.923%, 1/8/2020	869,795
		TOTAL	3,237,883
		Government National Mortgage Association—1.1%
5,363,655		Government National Mortgage Association REMIC 2013-H16 FA, 1.010%, 7/20/2063	5,341,450
6,141,457		Government National Mortgage Association REMIC 2013-H17 FA, 1.020%, 7/20/2063	6,118,328
		TOTAL	11,459,778
		Non-Agency Mortgage—2.5%
8,937	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.595%, 3/25/2033	8,986
83,777	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.29%, 2/3/2029	72,911
20,610		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	21,252
3,834,076	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	3,730,241
4,206,900	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	4,096,047
15,845	[1,2,4]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	15,845
4,225,202	[1,2,3]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 1.154%, 12/22/2054	4,224,332
204,646	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.663%, 9/25/2034	193,671
3,357		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	3,398
323,173	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	330,507
4,573,214	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	4,371,308
1,949,806		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,887,871
3,205,426	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,109,104
3,000,000	[1,2,3]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.247%, 1/21/2070	2,969,760
186,452		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	208,388
656,429	[1]	Washington Mutual 2006-AR15, Class 1A, 1.295%, 11/25/2046	544,934
677,992	[1]	Washington Mutual 2006-AR17, Class 1A, 1.258%, 12/25/2046	550,945
64,420	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.886%, 7/25/2034	66,287
		TOTAL	26,405,787
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $107,885,705)	106,992,318
		CORPORATE BONDS—36.3%
		Basic Industry - Metals & Mining—0.1%
1,000,000	[1]	BHP Billiton Finance (USA), Inc., Floating Rate Note - Sr. Note, 0.881%, 9/30/2016	1,000,060
		Capital Goods - Diversified Manufacturing—0.6%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,512,125
2,000,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	2,007,566
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	$2,021,522
		TOTAL	6,541,213
		Communications - Cable & Satellite—0.4%
4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	4,388,096
		Communications - Media & Entertainment—1.1%
3,130,000		S&P Global, Inc., Sr. Unsecd. Note, 2.50%, 8/15/2018	3,190,387
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/17/2018	3,038,460
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	5,019,740
		TOTAL	11,248,587
		Communications - Telecom Wireless—0.8%
5,720,000	[1]	America Movil S.A.B. de C.V., Floating Rate Note - Sr. Note, 1.656%, 9/12/2016	5,721,762
3,090,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,230,564
		TOTAL	8,952,326
		Communications - Telecom Wirelines—1.0%
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,445,239
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 1.426%, 6/17/2019	3,038,628
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 2.406%, 9/14/2018	2,572,547
		TOTAL	10,056,414
		Consumer Cyclical - Automotive—3.9%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	6,057,192
3,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, Series 144A, 1.008%, 3/10/2017	3,000,270
1,820,000	[2,3]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	1,820,590
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, Series MTN, 2.943%, 1/8/2019	5,141,920
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	5,030,255
4,000,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	4,000,780
5,750,000	[1,2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.340%, 9/26/2016	5,755,462
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	5,172,180
5,000,000	[1,2,3]	Volkswagen Group of America Finance LLC, Floating Rate Note - Sr. Note, Series 144A, 1.024%, 5/23/2017	4,979,510
		TOTAL	40,958,159
		Consumer Cyclical - Leisure—0.2%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	2,018,368
		Consumer Cyclical - Retailers—1.0%
2,650,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,654,934
3,700,000		CVS Health Corp., Sr. Unsecd. Note, 1.20%, 12/5/2016	3,705,510
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,083,660
		TOTAL	10,444,104
		Consumer Cyclical - Services—0.5%
3,000,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.194%, 11/28/2017	2,987,223
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,212,962
		TOTAL	5,200,185
		Consumer Non-Cyclical - Food/Beverage—2.9%
2,330,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,369,314
6,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	6,651,931
1,280,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	1,288,397
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note - Sr. Note, 1.277%, 2/1/2019	7,979,112
7,000,000	[2,3]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,048,524
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,141,720
		TOTAL	30,478,998
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—0.3%
$3,000,000	[1,2,3]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 0.936%, 10/6/2017	$2,991,255
		Consumer Non-Cyclical - Pharmaceuticals—1.0%
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	3,025,893
2,140,000		Celgene Corp., Sr. Unsecd. Note, 2.125%, 8/15/2018	2,172,417
2,500,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 0.906%, 3/1/2019	2,509,532
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,960,148
		TOTAL	10,667,990
		Consumer Non-Cyclical - Supermarkets—0.1%
1,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	1,527,680
		Consumer Non-Cyclical - Tobacco—0.1%
1,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	1,018,299
		Energy - Integrated—1.7%
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note - Sr. Note, 1.270%, 9/26/2018	3,995,808
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 1.578%, 5/16/2021	5,029,795
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,291,419
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note - Sr. Note, 2.699%, 7/18/2018	3,529,750
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,873,669
		TOTAL	17,720,441
		Energy - Midstream—0.6%
2,850,000	[1]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 2.45%, 6/1/2018	2,872,603
3,000,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 2.00%, 12/1/2017	3,013,107
		TOTAL	5,885,710
		Energy - Oil Field Services—0.8%
3,095,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	3,091,651
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	4,994,870
		TOTAL	8,086,521
		Financial Institution - Banking—10.1%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	3,016,446
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	2,022,714
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.417%, 2/1/2019	9,035,982
1,500,000	[1]	Bank of America Corp., Floating Rate Note - Sr. Note, 1.720%, 1/15/2019	1,513,650
3,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 1.442%, 12/7/2018	3,002,892
6,000,000	[1]	Bank of Montreal, Floating Rate Note - Sr. Note, Series MTN, 1.265%, 4/9/2018	6,010,314
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	2,021,680
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	4,117,488
3,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	3,002,193
4,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.542%, 12/7/2018	4,012,384
1,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.610%, 6/7/2019	1,003,599
2,150,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	2,144,341
10,000,000	[1]	Fifth Third Bancorp, Floating Rate Note - Sr. Note, Series BKNT, 1.136%, 11/18/2016	10,007,680
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.726%, 11/15/2018	10,074,370
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	4,029,696
2,000,000	[1]	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 1.202%, 2/9/2018	1,992,736
2,000,000	[1]	MUFG Union Bank, N.A., Floating Rate Note - Sr. Note, 1.390%, 9/26/2016	2,002,702
6,900,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.015%, 7/25/2017	6,894,418
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,473,900
2,000,000	[1]	Morgan Stanley, Floating Rate Note - Sr. Note, 1.565%, 1/24/2019	2,005,894
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 1.874%, 1/27/2020	703,046
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,068,814
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,000,000		PNC Bank, N.A., Series MTN, 1.60%, 6/1/2018	$3,024,282
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,217,071
3,000,000	[1]	U.S. Bank, N.A., Series BKNT, 0.856%, 9/11/2017	2,998,647
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.223%, 10/28/2019	2,002,798
5,000,000		Wells Fargo Bank, N.A., Series BKNT, 1.65%, 1/22/2018	5,038,900
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 1.492%, 7/30/2018	8,033,712
		TOTAL	106,472,349
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000	[2,3]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	2,054,170
		Financial Institution - Insurance - Health—0.3%
3,000,000	[1]	Aetna, Inc., Sr. Unsecd. Note, 1.307%, 12/8/2017	3,008,211
		Financial Institution - Insurance - Life—2.3%
8,000,000	[1,2,3]	MetLife Global Funding I, Floating Rate Note - Sr. Secured Note, Series 144A, 1.045%, 4/10/2017	8,009,968
3,000,000	[1,2,3]	New York Life Global Funding, Series 144A, 0.933%, 12/15/2017	3,005,712
7,400,000	[2,3]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	7,404,403
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.406%, 8/15/2018	5,989,344
		TOTAL	24,409,427
		Financial Institution - Insurance - P&C—0.6%
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	4,000,260
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,009,706
1,000,000	[1,4]	HSB Group, Inc., Company Guarantee, Series B, 1.590%, 7/15/2027	833,296
		TOTAL	6,843,262
		Technology—4.3%
7,000,000	[1]	Apple, Inc., Floating Rate Note - Sr. Note, 0.934%, 5/6/2019	7,023,100
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	5,217,860
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note - Sr. Note, 1.173%, 3/1/2019	6,680,976
3,590,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 3.48%, 6/1/2019	3,695,428
5,000,000	[2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.45%, 10/5/2017	5,061,810
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,010,810
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,014,556
1,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,539,285
1,000,000		Microsoft Corporation, Sr. Unsecd. Note, 1.00%, 5/1/2018	1,002,992
3,350,000	[2,3]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,376,113
5,000,000	[1]	Oracle Corp., Floating Rate Note - Sr. Note, 1.260%, 1/15/2019	5,034,940
		TOTAL	45,657,870
		Transportation - Railroads—0.6%
5,285,000	[1]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 1.443%, 10/28/2016	5,284,931
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,322,204
		TOTAL	6,607,135
		Utility - Electric—0.8%
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,544,718
3,000,000	[1]	Duke Energy Corp., Floating Rate Note - Sr. Note, 1.034%, 4/3/2017	3,000,279
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,012,798
710,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	719,696
2,190,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	2,230,316
		TOTAL	8,507,807
		TOTAL CORPORATE BONDS (IDENTIFIED COST $379,902,796)	382,744,637
8

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$2,512		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	$2,590
8,536		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	9,800
13,921		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	14,451
184		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	186
		TOTAL	27,027
		Federal National Mortgage Association—0.0%
588		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	589
53,517		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	62,920
		TOTAL	63,509
		Government National Mortgage Association—0.0%
20,013		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	22,999
6,532		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	7,861
		TOTAL	30,860
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $109,777)	121,396
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
1,225,000		New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds (Series 2013B), 1.758% (New Jersey State), 12/15/2018 (IDENTIFIED COST $1,216,192)	1,206,539
		U.S. TREASURIES—2.8%
		U.S. Treasury Notes—2.8%
12,000,000		United States Treasury Note, 1.000%, 3/31/2017	12,040,219
10,000,000	[5]	United States Treasury Note, 1.625%, 6/30/2020	10,270,233
7,000,000	[6]	United States Treasury Note, 1.875%, 6/30/2020	7,256,928
		TOTAL U.S. TREASURIES (IDENTIFIED COST $29,154,371)	29,567,380
		INVESTMENT COMPANIES—11.1%[7]
2,350,279		Federated Bank Loan Core Fund	23,526,288
29,091,631		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[8]	29,091,631
4,212,387		Federated Mortgage Core Portfolio	42,418,735
724,749		Federated Project and Trade Finance Core Fund	6,754,665
2,460,580		High Yield Bond Portfolio	15,329,416
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $119,051,155)	117,120,735
		REPURCHASE AGREEMENT—0.7%
$7,403,118		Interest in $750,000,000 joint repurchase agreement 0.35%, dated 7/29/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $750,021,875 on 8/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $772,522,532 (purchased with proceeds from securities lending collateral). (AT COST)	7,403,118
		TOTAL INVESTMENTS—100.9% (IDENTIFIED COST $1,063,644,523)[9]	1,063,141,229
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[10]	(9,563,514)
		TOTAL NET ASSETS—100%	$1,053,577,715
At July 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[11]United States Treasury Note 5-Year Long Futures	750	$91,511,719	September 2016	$329,027
The average notional value of long futures contracts held by the Fund throughout the period was $75,706,543. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
9

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $359,682,528, which represented 34.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $354,290,021, which represented 33.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A,that have been deemed liquid by the Trustees, if applicable, held at July 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.528%, 10/15/2021	5/22/2014	$5,328,947	$5,222,368
C-BASS ABS LLC Series 1999-3, Class B1, 6.29%, 2/3/2029	7/9/1999	$68,579	$72,911
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$15,949	$15,845
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$81,383
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisy the obligations of its outstanding futures contracts.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$7,256,928	$7,403,118
7	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended July 31, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 4/30/2016	2,320,798	88,457,016	4,184,044	716,876	2,420,904	98,099,638
Purchases/Additions	29,481	78,322,629	28,343	7,873	39,676	78,428,002
Sales/Reductions	—	(137,688,014)	—	—	—	(137,688,014)
Balance of Shares Held 7/31/2016	2,350,279	29,091,631	4,212,387	724,749	2,460,580	38,839,626
Value	$23,526,288	$29,091,631	$42,418,735	$6,754,665	$15,329,416	$117,120,735
Dividend Income	$293,354	$56,690	$284,449	$73,383	$243,575	$951,451
8	7-day net yield.
9	At July 31, 2016, the cost of investments for federal tax purposes was $1,063,644,523. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $503,294. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,025,758 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,529,052.
10	Assets, other than investments in securities, less liabilities.
11	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
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■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,823,954	$—	$2,823,954
Asset-Backed Securities	—	409,857,401	5,303,751	415,161,152
Collateralized Mortgage Obligations	—	106,976,473	15,845	106,992,318
Corporate Bonds	—	381,911,341	833,296	382,744,637
Mortgage-Backed Securities	—	121,396	—	121,396
Municipal Bond	—-	1,206,539	—	1,206,539
U.S. Treasuries	—	29,567,380	—	29,567,380
Investment Companies[1]	29,091,631	—	—	117,120,735
Repurchase Agreement	—	7,403,118	—	7,403,118
TOTAL SECURITIES	$29,091,631	$939,867,602	$6,152,892	$1,063,141,229
Other Financial Instruments[2]
Assets	$329,027	$—	$—	$329,027
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$329,027	$—	$—	$329,027
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $88,029,104 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016